Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 902,970	¥ 976,701
Nonaccrual loans not requiring an allowance for credit losses	123,794	125,509
Loans held for sale placed on nonaccrual status	20,447	20,258
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	206,192	279,460
Nonaccrual loans not requiring an allowance for credit losses	74,174	78,151
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	213,373	223,696
Nonaccrual loans not requiring an allowance for credit losses	33,682	35,266
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	33,575	35,884
Nonaccrual loans not requiring an allowance for credit losses	3,627	3,885
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	79,043	77,534
Nonaccrual loans not requiring an allowance for credit losses	0	0
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	339,214	327,637
Nonaccrual loans not requiring an allowance for credit losses	12,304	8,198
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	31,573	32,490
Nonaccrual loans not requiring an allowance for credit losses	¥ 7	¥ 9